Note 8 - Accounts Receivable - Components of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Receivable from Minera Juanicipio (Notes 9 & 17)	$ 855	$ 323
Value added tax (“IVA” and “GST”)	700	382
Other receivables	4	3
Current trade receivables	$ 1,559	$ 708